Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the fair value of the Plan’s assets held outside of the Stable Value Master Trust as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$21,139,289	$—	$—	$21,139,289
Cardinal Health, Inc., common shares	9,365,457	—	—	9,365,457
Total assets in the fair value hierarchy	$30,504,746	$—	$—	$30,504,746
Common collective trusts measured at net asset value				25,001,898
Total assets at fair value				$55,506,644

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$17,136,052	$—	$—	$17,136,052
Cardinal Health, Inc., common shares	5,417,003	—	—	5,417,003
Total assets in the fair value hierarchy	$22,553,055	$—	$—	$22,553,055
Common collective trusts measured at net asset value				21,539,472
Total assets at fair value				$44,092,527